SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2013
SEGMENTED INFORMATION
Segment reporting information

Three Months Ended June 30, 2013	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Gain (Loss)	Segment Income (Loss)
Canada	$232,251	$(168,854)	$—	$(55,676)	$6,670	$14,391
Latin America	86,126	(38,938)	—	(10,863)	16,617	52,942
Europe	18,047	(18,159)	—	(3,589)	(7,697)	(11,398)
Exploration	—	—	(11,326)	—	(4,470)	(15,796)

	$336,424	$(225,951)	$(11,326)	$(70,128)	$11,120	$40,139

Segment income						$40,139
Corporate and other:
Interest and sundry expense						(3,734)
Impairment loss on available-for-sale securities						(17,313)
Loss on derivative financial instruments						(1,936)
General and administrative						(28,385)
Provincial Capital Tax						1,504
Interest expense						(13,735)

Loss before income and mining taxes						$(23,460)

Three Months Ended June 30, 2012	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Gain (Loss)	Segment Income (Loss)
Canada	$283,851	$(155,572)	$(12,250)	$(48,799)	$6,946	$74,176
Latin America	120,706	(40,819)	—	(10,455)	3,953	73,385
Europe	55,004	(23,515)	—	(7,056)	(152)	24,281
Exploration	—	—	(22,036)	—	262	(21,774)

	$459,561	$(219,906)	$(34,286)	$(66,310)	$11,009	$150,068

Segment income						$150,068
Corporate and other:
Interest and sundry expense						(23)
Impairment loss on available-for-sale securities						(11,581)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(4,321)
General and administrative						(32,015)
Provincial capital tax						(4,001)
Interest expense						(14,220)

Income before income and mining taxes						$77,176

Six Months Ended June 30, 2013	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation Gain (Loss)	Segment Income (Loss)
Canada	$491,939	$(336,956)	$—	$(107,192)	$8,022	$55,813
Latin America	174,722	(73,707)	—	(20,828)	(727)	79,460
Europe	90,185	(45,341)	—	(12,179)	3,423	36,088
Exploration	—	—	(19,897)	—	(3,256)	(23,153)

	$756,846	$(456,004)	$(19,897)	$(140,199)	$7,462	$148,208

Segment income						$148,208
Corporate and other:
Interest and sundry expense						(3,946)
Impairment loss on available-for-sale securities						(28,308)
Gain on derivative financial instruments						1,046
General and administrative						(65,705)
Provincial capital tax						1,504
Interest expense						(27,651)

Income before income and mining taxes						$25,148

Six Months Ended June 30, 2012	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation (Loss) Gain	Segment Income (Loss)
Canada	$577,410	$(309,416)	$(23,963)	$(95,904)	$(1,667)	$146,460
Latin America	225,002	(75,980)	—	(20,508)	(1,791)	126,723
Europe	130,083	(49,545)	—	(14,451)	(1,216)	64,871
Exploration	—	—	(33,431)	—	166	(33,265)

	$932,495	$(434,941)	$(57,394)	$(130,863)	$(4,508)	$304,789

Segment income						$304,789
Corporate and other:
Interest and sundry income						246
Impairment loss on available-for-sale securities						(11,581)
Loss on sale of available-for-sale securities						(6,731)
Loss on derivative financial instruments						(3,426)
General and administrative						(65,943)
Provincial capital tax						(4,001)
Interest expense						(28,667)

Income before income and mining taxes						$184,686

	Total Assets as at
	June 30, 2013	December 31, 2012
Canada	$3,230,189	$3,279,881
Latin America	1,137,476	1,069,379
Europe	817,545	846,941
Exploration	65,590	59,641

	$5,250,800	$5,255,842